Additional Financial Information - Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities
Accounts payable	$ 7,063	$ 7,084
Accrued expenses	6,756	5,717
Accrued vacation, salaries and wages	4,521	3,813
Interest payable	1,409	1,463
Taxes payable	1,483	1,516
Total accounts payable and accrued liabilities	21,232	19,593
Other Current Liabilities
Advance billings and customer deposits	3,084	2,914
Dividends payable	2,429	2,375
Other	2,839	2,813
Total other current liabilities	$ 8,352	$ 8,102